Financial Instruments - Fair Value Measurements By Fair Value Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair Value of Financial Instruments
Money market funds	$ 198,659	$ 91,172
Available-for-sale securities	107,372	154,289	$ 311,497
Financial instruments measured on a recurring basis
Fair Value of Financial Instruments
Money market funds	198,659	91,172
Available-for-sale securities	107,372	154,289
Total	1,712,988	716,807
Financial instruments measured on a recurring basis | Bank time deposits
Fair Value of Financial Instruments
Bank time deposits	1,406,957	471,346
Financial instruments measured on a recurring basis | Quoted Prices in Active Market for Identical Assets (Level 1)
Fair Value of Financial Instruments
Money market funds	198,659	91,172
Available-for-sale securities	107,372	154,289
Total	306,031	245,461
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2)
Fair Value of Financial Instruments
Total	1,406,957	471,346
Financial instruments measured on a recurring basis | Significant Other Observable Inputs (Level 2) | Bank time deposits
Fair Value of Financial Instruments
Bank time deposits	$ 1,406,957	$ 471,346